UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT High Yield Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$35	0.70%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,561,891
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	378
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 1	38920-STSIA-0826

Putnam VT High Yield Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$48	0.95%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,561,891
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	378
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 1	38920-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
VT High Yield Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements 23
Changes In and Disagreements with Accountants 34
Results of Meeting(s) of Shareholders 34
Remuneration Paid to Directors, Officers and Others 34
Board Approval of Management and Subadvisory Agreements 34

Putnam Variable Trust
Financial Highlights
Putnam VT High Yield Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.81 $5.71 $5.61 $5.29 $6.30 $6.30
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.36 0.35 0.33 0.29 0.28
Net realized and unrealized gains (losses) (0.04) 0.12 0.09 0.29 (0.98) 0.03
Total from investment operations ........ 0.14 0.48 0.44 0.62 (0.69) 0.31
Less distributions from:
Net investment income .............. (0.37) (0.38) (0.34) (0.30) (0.31) (0.31)
Net realized gains ................. — — — — (0.01) —
Total distributions ................... (0.37) (0.38) (0.34) (0.30) (0.32) (0.31)
Net asset value, end of period .......... $5.58 $5.81 $5.71 $5.61 $5.29 $6.30
Total return
c
....................... 2.61% 8.86% 8.19% 12.29% (11.37)% 5.20%
Ratios to average net assets
d
Expenses ......................... 0.70% 0.71%
e
0.73%
e
0.75%
e
0.75%
e,f
0.70%
e
Net investment income ............... 6.21% 6.30% 6.33% 6.18% 5.24% 4.56%
Supplemental data
Net assets , end of period (000’s) ........ $93,158 $95,401 $102,273 $99,901 $94,436 $119,199
Portfolio turnover rate ................ 23% 45% 50% 45% 28% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.74 $5.64 $5.55 $5.23 $6.23 $6.23
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.34 0.33 0.31 0.27 0.27
Net realized and unrealized gains (losses) (0.05) 0.12 0.09 0.30 (0.97) 0.03
Total from investment operations ........ 0.12 0.46 0.42 0.61 (0.70) 0.30
Less distributions from:
Net investment income .............. (0.35) (0.36) (0.33) (0.29) (0.29) (0.30)
Net realized gains ................. — — — — (0.01) —
Total distributions ................... (0.35) (0.36) (0.33) (0.29) (0.30) (0.30)
Net asset value, end of period .......... $5.51 $5.74 $5.64 $5.55 $5.23 $6.23
Total return
c
....................... 2.37% 8.67% 7.86% 12.13% (11.60)% 4.97%
Ratios to average net assets
d
Expenses ......................... 0.95% 0.96%
e
0.98%
e
1.00%
e
1.00%
e,f
0.95%
e
Net investment income ............... 5.97% 6.05% 6.08% 5.93% 4.98% 4.32%
Supplemental data
Net assets , end of period (000’s) ........ $41,403 $43,522 $43,804 $47,643 $37,446 $49,084
Portfolio turnover rate ................ 23% 45% 50% 45% 28% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT High Yield Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Hotels, Restaurants & Leisure 0.3%
a
Viking Holdings Ltd. ................................. United States 4,325 $ 452,698
Total Common Stocks (Cost $ 103,800 ) .......................................
452,698
Convertible Preferred Stocks 1.3%
Aerospace & Defense 0.2%
Boeing Co. (The) , 6% ................................ United States 4,518 304,061
Electric Utilities 0.3%
NextEra Energy, Inc. , 7.299% .......................... United States 7,375 391,907
Financial Services 0.2%
Apollo Global Management, Inc. , 6.75% .................. United States 3,581 218,155
Interactive Media & Services 0.4%
Alphabet, Inc. , A , 6.25% .............................. United States 4,798 244,170
Alphabet, Inc. , B , 6.25% .............................. United States 4,798 241,340
485,510
Software 0.2%
Oracle Corp. , D , 6.5% ................................ United States 6,882 309,346
Total Convertible Preferred Stocks (Cost $ 1,597,357 ) ..........................
1,708,979
Principal
Amount
*
Convertible Bonds 2.1%
Consumer Staples Distribution & Retail 0.3%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 200,000 447,620
Energy Equipment & Services 0.1%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 155,000 147,328
Entertainment 0.3%
Live Nation Entertainment, Inc. , Senior Note , 3.125% , 1/15/29 ..
United States 195,000 347,880
Health Care REITs 0.3%
b
Welltower OP LLC , Senior Note , 144A, 2.75% , 5/15/28 ....... United States 153,000 362,227
Hotels, Restaurants & Leisure 0.2%
c
DoorDash, Inc. , Senior Note , 0 .36% , 5/15/30 ............... United States 275,000 271,219
Oil, Gas & Consumable Fuels 0.2%
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 235,000 231,710
Semiconductors & Semiconductor Equipment 0.2%
b
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 250,000 330,225
Software 0.3%
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 366,000 352,275
Technology Hardware, Storage & Peripherals 0.2%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 23,000 268,444
Total Convertible Bonds (Cost $ 1,922,766 ) ...................................
2,758,928
Corporate Bonds 88.8%
Aerospace & Defense 2.9%
ATI, Inc. ,
Senior Note , 4.875% , 10/01/29 ....................... United States 90,000 89,067

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
ATI, Inc., (continued)
Senior Note , 7.25% , 8/15/30 ......................... United States 250,000 $ 259,737
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 270,000 276,064
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 210,000 215,376
b
Bombardier, Inc. ,
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 260,000 275,159
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 20,000 20,743
Senior Note , 144A, 5.875% , 1/15/35 ................... Canada 355,000 356,758
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 890,000 891,441
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 265,000 264,304
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 290,000 298,229
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 70,000 72,570
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 440,000 444,587
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 95,000 97,015
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 340,000 348,984
3,910,034
Automobile Components 1.8%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 560,000 585,756
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 290,000 296,358
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 582,300 480,978
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 330,000 330,067
b ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 255,000 264,134
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 230,000 239,757
Senior Secured Note , 144A, PIK, 7.375% , 5/15/33 ......... Germany 200,000 208,071
2,405,121
Automobiles 0.3%
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 385,000 407,892
Banks 0.2%
b ,e
Societe Generale SA , Junior Sub. Bond , 144A, 5.375% to
11/17/30, FRN thereafter , Perpetual .................... France 260,000 249,138
Biotechnology 1.5%
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 450,000 469,466
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 450,000 458,849
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 965,000 EUR 1,096,351
2,024,666
Broadline Retail 1.0%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 190,000 205,629
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 375,000 387,287
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 320,000 336,613
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 440,000 452,198
1,381,727
Building Products 1.3%
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 110,000 EUR 129,910

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 40,000 $ 40,218
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 170,000 171,529
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 265,000 270,739
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 435,000 437,912
b
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 630,000 598,809
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 35,000 31,524
1,680,641
Capital Markets 1.4%
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 150,000 161,212
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 905,000 905,609
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 330,000 339,541
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 450,000 463,100
1,869,462
Chemicals 2.0%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 425,000 409,290
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 335,000 327,087
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 325,000 236,931
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 910,000 971,729
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 305,000 302,594
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 395,000 389,868
2,637,499
Commercial Services & Supplies 2.4%
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 275,000 279,074
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 115,000 118,453
b
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 260,000 265,359
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 720,000 728,861
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,100,000 1,141,576
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 155,000 158,718
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 305,000 312,866
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 155,000 159,002
3,163,909
Communications Equipment 0.4%
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 475,000 480,278
Construction & Engineering 0.1%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 165,000 172,252
Consumer Finance 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 175,000 181,213
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 370,000 412,208

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 610,000 $ 648,234
Senior Secured Note , 144A, 6.625% , 6/01/32 ............ United States 285,000 285,602
b
FirstCash, Inc. ,
Senior Note , 144A, 6.875% , 3/01/32 ................... United States 585,000 601,869
Senior Note , 144A, 6.125% , 5/01/34 ................... United States 460,000 458,125
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 470,000 492,662
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 500,000 526,030
OneMain Finance Corp. ,
Senior Note , 7.5% , 5/15/31 .......................... United States 355,000 366,974
Senior Note , 7.125% , 11/15/31 ....................... United States 355,000 362,480
Senior Note , 6.5% , 3/15/33 .......................... United States 250,000 246,204
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 375,000 387,273
4,968,874
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 120,000 124,676
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 280,000 280,531
405,207
Containers & Packaging 1.6%
b
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 200,000 201,272
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 425,000 412,824
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 465,000 457,845
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 350,000 357,999
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 795,000 750,149
2,180,089
Diversified Telecommunication Services 7.0%
b
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 304,878 296,047
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 213,415 206,428
Senior Secured Note , 144A, 6.875% , 7/15/32 ............ France 156,250 151,694
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 595,000 597,560
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 935,000 1,009,196
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 430,000 436,048
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 675,000 660,684
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 1,010,000 958,158
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 875,000 781,066
Senior Bond , 144A, 4.25% , 1/15/34 .................... United States 280,000 237,303
Senior Note , 144A, 7% , 2/01/33 ...................... United States 295,000 289,547
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 370,000 385,086
b
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 1,020,000 994,890
b
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 700,000 699,473

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 570,000 $ 562,145
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 245,000 208,242
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 495,000 520,227
b
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 455,000 456,481
9,450,275
Electric Utilities 2.4%
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 660,000 661,984
b
NRG Energy, Inc. ,
e
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 345,000 373,275
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 390,000 395,056
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 670,000 668,244
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 230,000 234,514
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 95,000 93,595
b
Vistra Operations Co. LLC , Senior Note , 144A, 6.875% , 4/15/32 United States 755,000 782,281
3,208,949
Electrical Equipment 0.6%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 280,000 EUR 313,858
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 490,000 493,045
806,903
Electronic Equipment, Instruments & Components 0.4%
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 565,000 546,123
Energy Equipment & Services 3.0%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 400,000 397,842
b
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note , 144A, 8.75% , 1/15/32 ............. Mexico 240,000 234,568
Senior Secured Note , 144A, 9% , 1/15/34 ................ Mexico 200,000 193,556
b
Kodiak Gas Services LLC ,
Senior Note , 144A, 5.875% , 4/01/31 ................... United States 240,000 240,744
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 195,000 197,774
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 170,000 174,656
b ,f
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 255,000 259,162
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 58,462 60,004
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 610,000 566,199
b
Senior Note , 144A, 7.875% , 10/15/32 .................. United States 190,000 198,448
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 441,000 458,542
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 168,000 170,766
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 800,000 816,681
3,968,942
Entertainment 1.5%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 690,000 707,779

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 270,000 $ 198,131
b
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 515,000 546,890
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 130,000 136,064
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 310,000 GBP 412,282
2,001,146
Financial Services 3.5%
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 400,000 394,753
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 325,000 314,078
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 320,000 345,496
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 595,000 605,667
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 595,000 597,641
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 265,000 265,605
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 960,000 940,438
b
Rocket Cos., Inc. ,
Senior Note , 144A, 6.125% , 8/01/31 ................... United States 115,000 117,535
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 380,000 394,638
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 415,000 422,559
Senior Note , 144A, 6.5% , 6/15/34 ..................... United States 255,000 261,867
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 112,081
4,772,358
Food Products 1.2%
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625% , 7/01/29 ................... United States 380,000 392,322
Senior Note , 144A, 6.375% , 4/15/34 ................... United States 240,000 243,733
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 455,000 446,486
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 585,000 596,585
1,679,126
Ground Transportation 0.6%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 235,000 244,786
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 575,000 590,793
835,579
Health Care Equipment & Supplies 0.6%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 125,000 128,594
b ,g
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 6.079% , ( 2 x 3-month EURIBOR +
7.75% ), 1/15/31 ................................... United States 300,000 EUR 346,303
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 60,000 60,904
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 90,000 89,495
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 245,000 238,053
863,349

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 3.9%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 480,000 $ 453,259
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 292,000 314,832
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 595,000 621,972
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 335,000 347,189
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 520,000 540,094
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 890,000 918,385
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 65,000 67,109
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,000,000 987,602
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 270,000 272,555
Senior Secured Note , 6.125% , 6/15/30 ................. United States 775,000 781,648
5,304,645
Health Care REITs 0.7%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 965,000 988,633
Health Care Technology 1.0%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 440,000 422,158
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 875,000 890,687
1,312,845
Hotel & Resort REITs 0.8%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 110,000 112,458
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 415,000 424,868
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 195,000 200,194
Senior Note , 144A, 5.75% , 3/15/34 .................... United States 240,000 237,913
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 125,000 128,041
1,103,474
Hotels, Restaurants & Leisure 7.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 690,000 651,791
b
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 300,000 303,038
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 400,000 386,451
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 420,000 403,915
Senior Note , 144A, 6% , 10/15/32 ..................... United States 180,000 163,248
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 200,000 201,269
b
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 310,000 309,669
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 380,000 387,043
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 555,000 561,115
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 200,000 202,519
b
Churchill Downs, Inc. ,
Senior Note , 144A, 5.75% , 4/01/30 .................... United States 315,000 314,875
Senior Note , 144A, 6.75% , 5/01/31 .................... United States 60,000 61,125
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 515,000 505,419
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 200,000 199,396

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 310,000 $ 310,393
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 675,000 677,863
b
Light & Wonder International, Inc. ,
Senior Note , 144A, 7.25% , 11/15/29 ................... United States 330,000 336,142
Senior Note , 144A, 7.5% , 9/01/31 ..................... United States 70,000 72,591
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 645,000 672,307
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 215,000 224,471
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 150,000 149,769
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 160,000 155,482
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 260,000 263,397
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 270,000 272,347
Senior Note , 144A, 6% , 2/01/33 ...................... United States 620,000 628,917
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 360,000 307,956
b
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 160,000 160,621
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 395,000 414,096
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 565,000 597,406
9,894,631
Household Durables 1.6%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 255,000 253,063
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 140,000 144,554
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 210,000 215,961
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 305,000 301,022
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 655,000 657,561
Whirlpool Corp. ,
Senior Bond , 5.75% , 3/01/34 ......................... United States 240,000 185,994
Senior Bond , 4.5% , 6/01/46 .......................... United States 55,000 32,801
b
Senior Secured Note , 144A, 7.5% , 7/01/31 .............. United States 140,000 142,023
b
Senior Secured Note , 144A, 7.875% , 7/01/34 ............ United States 235,000 236,551
2,169,530
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 160,000 154,996
Independent Power and Renewable Electricity Producers 2.2%
b
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 300,000 273,168
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 290,000 269,083
Senior Note , 144A, 5.75% , 1/15/34 .................... United States 300,000 294,344
b
Constellation Energy Generation LLC , Senior Note , 144A, 5% ,
2/01/31 ......................................... United States 310,000 309,994
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 560,000 564,795
Senior Note , 144A, 6.125% , 5/01/31 ................... United States 100,000 100,043
Senior Note , 144A, 6.375% , 5/01/33 ................... United States 115,000 114,903

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
b
Talen Energy Supply LLC, (continued)
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 560,000 $ 556,832
b ,e
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 150,000 151,600
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 290,000 292,995
2,927,757
Insurance 1.8%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 135,000 127,036
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 295,000 279,992
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 165,000 161,635
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 130,000 129,195
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 560,000 569,393
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note , 144A, 8.375% , 2/01/34 .................. United States 635,000 588,273
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 400,000 403,349
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 170,000 173,517
2,432,390
IT Services 0.9%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 860,000 774,859
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 445,000 452,956
1,227,815
Machinery 0.7%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 130,000 136,207
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 425,000 426,524
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 235,000 233,117
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 165,000 167,232
963,080
Media 6.6%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 405,000 370,761
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 145,000 145,625
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 125,000 130,297
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 555,000 584,762
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 340,000 209,354
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 295,000 300,603
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 10,000 9,991
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 170,000 176,520
Senior Secured Note , 144A, 9.25% , 6/01/32 ............. United States 140,000 142,349
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 370,000 366,581
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 505,000 546,006
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 750,000 657,078

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 290,000 $ 280,149
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 400,000 268,680
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 335,000 335,890
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 330,000 335,638
b
Nexstar Media, Inc. ,
Senior Note , 144A, 7.25% , 4/15/34 .................... United States 405,000 404,370
Senior Secured Note , 144A, 6.5% , 9/15/33 .............. United States 265,000 265,160
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 400,000 388,194
Paramount Global , Senior Bond , 5.85% , 9/01/43 ............
United States 275,000 206,042
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 580,000 596,481
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 350,000 318,072
Senior Note , 144A, 4% , 7/15/28 ...................... United States 140,000 136,406
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 400,000 391,075
b
Univision Communications, Inc. ,
Senior Secured Note , 144A, 9.375% , 8/01/32 ............ United States 185,000 188,118
Senior Secured Note , 144A, 8.875% , 4/15/33 ............ United States 385,000 379,265
b
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 385,000 337,331
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 410,000 392,787
8,863,585
Metals & Mining 2.4%
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 256,000 256,493
b
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 140,000 128,089
Senior Note , 144A, 7% , 3/15/32 ...................... United States 525,000 521,506
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 170,000 169,899
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 165,000 156,396
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 330,000 331,962
b
Mineral Resources Ltd. ,
Senior Note , 144A, 7% , 4/01/31 ...................... Australia 185,000 191,629
Senior Note , 144A, 6% , 5/01/32 ...................... Australia 125,000 123,736
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 340,000 329,072
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 240,000 218,745
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 300,000 307,765
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 430,000 433,405
3,168,697
Oil, Gas & Consumable Fuels 7.6%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 385,000 407,323
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 95,000 96,425
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 165,000 150,519
b
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 350,000 354,610
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 565,000 582,297

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
e
Energy Transfer LP , B , Junior Sub. Bond , 6.625% to 2/14/28, FRN
thereafter , Perpetual ............................... United States 630,000 $ 635,411
b
Hess Midstream Operations LP ,
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 140,000 142,939
Senior Note , 144A, 4.25% , 2/15/30 .................... United States 80,000 77,211
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 135,000 134,782
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ...................... United States 55,000 53,307
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 245,000 237,306
Senior Bond , 144A, 6.875% , 5/15/34 ................... United States 345,000 335,910
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 130,000 128,078
Senior Note , 144A, 6% , 4/15/30 ...................... United States 140,000 137,843
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 345,000 359,433
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 740,000 744,637
b
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 770,000 776,300
Murphy Oil Corp. ,
Senior Note , 6% , 10/01/32 .......................... United States 235,000 234,179
Senior Note , 6.5% , 2/15/34 .......................... United States 430,000 426,231
b
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 600,000 591,095
b
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 225,000 222,053
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 560,000 565,290
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 25,000 24,415
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 510,000 502,157
b
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 75,000 75,853
b
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 400,000 390,734
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 340,000 366,116
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 480,000 499,825
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 315,000 336,408
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 85,000 95,366
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 250,000 265,195
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 85,000 93,326
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 145,000 151,154
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 94,000 95,544
10,289,272
Paper & Forest Products 0.4%
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 150,000 140,133
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 345,000 337,087
477,220
Passenger Airlines 0.3%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 325,000 325,823
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 130,000 128,281
454,104

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 1.0%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 245,000 $ 245,237
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,085,000 1,107,461
1,352,698
Pharmaceuticals 0.8%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 205,000 207,769
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 225,000 EUR 262,171
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 6.75% , 3/01/28 ......................... Israel 200,000 204,775
Senior Note , 8.125% , 9/15/31 ........................ Israel 400,000 451,223
1,125,938
Professional Services 0.3%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 345,000 350,113
Semiconductors & Semiconductor Equipment 0.3%
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 130,000 132,429
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 220,000 221,447
353,876
Software 1.0%
b
Cloud Software Group LLC ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 350,000 339,987
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 400,000 388,409
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 440,000 374,249
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 286,778
1,389,423
Specialized REITs 1.1%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 745,000 753,164
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 780,000 791,076
1,544,240
Specialty Retail 0.3%
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 465,000 465,436
Technology Hardware, Storage & Peripherals 0.3%
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 5.875% , 7/15/30 ........................ United States 235,000 239,317
b
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 140,000 129,749
369,066
Textiles, Apparel & Luxury Goods 0.8%
b
Beach Acquisition Bidco LLC ,
d
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 563,916 612,479
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 275,000 EUR 320,439
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 130,000 126,213
1,059,131
Trading Companies & Distributors 1.3%
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 280,000 285,982

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
EquipmentShare.com, Inc., (continued)
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 305,000 $ 317,653
f
Secured Note , 144A, 7.125% , 7/01/34 .................. United States 215,000 211,514
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 105,000 107,278
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 90,000 91,718
Senior Note , 144A, 5.25% , 4/15/31 .................... United States 125,000 124,030
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 410,000 423,001
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 165,000 169,411
1,730,587
Wireless Telecommunication Services 1.5%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 795,000 837,528
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 300,000 309,120
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 295,000 301,020
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 515,000 537,948
1,985,616
Total Corporate Bonds (Cost $ 118,175,484 ) ...................................
119,528,337
h
Senior Floating Rate Interests 3.8%
Automobile Components 0.3%
i
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan , 8.163% , ( 3-month SOFR + 4.5% ), 10/06/31 ......... United States 377,316 366,536
Chemicals 0.1%
i
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.181% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 95,812 89,465
Commercial Services & Supplies 0.2%
i
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.144% , ( 1-month SOFR + 2.5% ), 10/23/28 ... United States 239,649 240,055
Distributors 0.2%
i
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.732% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 277,756 263,219
i
Food Products 0.4%
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.127% ,
( 6-month SOFR + 2.5% ), 9/30/32 ...................... United States 401,810 399,516
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan ,
7.894% , ( 1-month SOFR + 4.25% ), 2/11/33 .............. United States 142,500 143,099
542,615
a a a a a a
Health Care Equipment & Supplies 0.2%
i
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.394% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 329,103 330,296
i
Hotels, Restaurants & Leisure 0.5%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.894% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 405,842 405,886
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.427% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 45,004 44,498

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.674% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 181,302 $ 179,045
629,429
a a a a a a
IT Services 0.2%
i
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.624% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 251,189 250,404
i
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.735% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 268,433 269,128
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.175% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 373,536 376,106
645,234
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
i
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan , 6.954% , ( 6-month SOFR + 3.25% ), 4/11/33 ......... United States 384,885 386,463
i
Pharmaceuticals 0.4%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.894% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 217,800 211,708
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan , 7.37% , ( 1-month SOFR + 3.75% ), 4/23/31 ...... United States 403,807 404,565
616,273
a a a a a a
i
Software 0.3%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 6.95% , ( 3-month SOFR + 3.25% ), 8/16/32 ........ United States 112,865 98,011
f,j
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan , 8.1% , ( 1-day SOFR + 4.5% ), 11/17/31 ..... United States 3,687 3,767
Rocket Software, Inc., First Lien, CME Term Loan , 7.508% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 278,627 265,418
367,196
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
i
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.163% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 284,177 221,849
Wireless Telecommunication Services 0.1%
i
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.144% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 210,039 210,915
Total Senior Floating Rate Interests (Cost $ 5,251,712 ) .........................
5,159,949
Total Long Term Investments (Cost $ 127,051,119 ) .............................
129,608,891
a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.9%
k,l
Putnam Short Term Investment Fund , Class P , 3.837% ....... United States 2,583,769 $ 2,583,769
Total Management Investment Companies (Cost $ 2,583,769 ) ...................
2,583,769
Total Short Term Investments (Cost $ 2,583,769 ) ...............................
2,583,769
a
Total Investments (Cost $ 129,634,888 ) 98.2% .................................
$132,192,660
Other Assets, less Liabilities 1.8% ...........................................
2,369,231
Net Assets 100.0% .........................................................
$134,561,891
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $111,576,529, representing 82.9% of net assets.
c
The rate shown represents the yield at period end.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
The coupon rate shown represents the rate at period end.
h
See Note 1(e) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 8 regarding unfunded loan commitments.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... MSCO Buy 1,800 1,274 7/15/26 $ — $ (28)
British Pound ...... HSBK Sell 310,200 414,291 9/16/26 2,827 —
Euro ............. CITI Sell 148,500 171,746 9/16/26 1,519 —
Euro ............. HSBK Sell 2,775,500 3,210,074 9/16/26 28,487 —
Euro ............. MSCO Buy 533,600 617,067 9/16/26 — (5,395)
Total Forward Exchange Contracts ................................................... $32,833 $(5,423)
Net unrealized appreciation (depreciation) ............................................ $27,410
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  9  regarding other derivative information.
See A bbreviations on page 33 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
High Yield Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $127,051,119
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,583,769
Value - Unaffiliated issuers .................................................................. $129,608,891
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,583,769
Cash .................................................................................... 82,394
Receivables:
Investment securities sold ................................................................... 539,650
Capital shares sold ........................................................................ 208,178
Dividends and interest ..................................................................... 2,423,603
Unrealized appreciation on OTC forward exchange contracts .......................................... 32,833
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 210
Prepaid expenses .......................................................................... 62,592
Total assets .......................................................................... 135,542,120
Liabilities:
Payables:
Investment securities purchased .............................................................. 711,350
Capital shares redeemed ................................................................... 41,774
Management fees ......................................................................... 58,925
Administrative fees ........................................................................ 747
Distribution fees .......................................................................... 8,519
Transfer agent fees ........................................................................ 15,841
Trustees' fees and expenses ................................................................. 86,723
Unrealized depreciation on OTC forward exchange contracts .......................................... 5,423
Accrued expenses and other liabilities ........................................................... 50,927
Total liabilities ......................................................................... 980,229
Net assets, at value ................................................................. $134,561,891
Net assets consist of:
Paid-in capital ............................................................................. $153,688,144
Total distributable earnings (losses) ............................................................. (19,126,253)
Net assets, at value ................................................................. $134,561,891

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
High Yield Fund
Class IA:
Net assets, at value ....................................................................... $93,158,476
Shares outstanding ........................................................................ 16,694,978
Net asset value and maximum offering price per share
a
............................................. $5.58
Class IB:
Net assets, at value ....................................................................... $41,403,415
Shares outstanding ........................................................................ 7,511,678
Net asset value and maximum offering price per share
a
............................................. $5.51
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
High Yield Fund
Investment income:
Dividends: (net of foreign taxes of $17)
Unaffiliated issuers ........................................................................ $27,289
Non-controlled affiliates (Note 3 f ) ............................................................. 80,915
Interest:
Unaffiliated issuers ........................................................................ 4,566,715
Total investment income ................................................................... 4,674,919
Expenses:
Management fees (Note 3 a ) ................................................................... 362,738
Administrative fees (Note 3 b ) .................................................................. 977
Distribution fees: (Note 3c )
    Class IB ................................................................................ 51,675
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 32,948
    Class IB ................................................................................ 14,536
Custodian fees ............................................................................. 351
Reports to shareholders fees .................................................................. 14,207
Professional fees ........................................................................... 44,410
Trustees' fees and expenses (Note 3 e ) ........................................................... 2,722
Other .................................................................................... 2,796
Total expenses ......................................................................... 527,360
Net investment income ................................................................ 4,147,559
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 736,217
Foreign currency transactions ................................................................ 4,401
Forward exchange contracts ................................................................. 79,748
Net realized gain (loss) .................................................................. 820,366
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,602,945)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,469)
Unfunded loan commitments (Note 8 ) .......................................................... 210
Forward exchange contracts ................................................................. 33,605
Net change in unrealized appreciation (depreciation) ............................................ (1,570,599)
Net realized and unrealized gain (loss) ............................................................ (750,233)
Net increase (decrease) in net assets resulting from operations .......................................... $3,397,326

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,147,559 $8,680,542
Net realized gain (loss) ................................................. 820,366 (230,012)
Net change in unrealized appreciation (depreciation) ........................... (1,570,599) 3,057,549
Net increase (decrease) in net assets resulting from operations ................ 3,397,326 11,508,079
Distributions to shareholders:
Class IA ............................................................ (6,002,775) (6,439,428)
Class IB ............................................................ (2,448,222) (2,716,756)
Total distributions to shareholders .......................................... (8,450,997) (9,156,184)
Capital share transactions: (Note 2 )
Class IA ............................................................ 1,360,508 (8,655,219)
Class IB ............................................................ (667,790) (851,154)
Total capital share transactions ............................................ 692,718 (9,506,373)
Net increase (decrease) in net assets ................................... (4,360,953) (7,154,478)
Net assets:
Beginning of period ..................................................... 138,922,844 146,077,322
End of period .......................................................... $134,561,891 $138,922,844

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT High Yield Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
High Yield Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. If such an event occurs, the securities may be valued using fair value procedures, which may
include the use of independent pricing services.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$5,423.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 9  regarding other derivative information.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: 1214466 –
Shares sold ................................... 791,054 $4,566,949 969,956 $5,499,150
Shares issued in reinvestment of distributions .......... 1,111,625 6,002,775 1,199,149 6,439,428
Shares redeemed ............................... (1,621,663) (9,209,216) (3,664,586) (20,593,797)
Net increase (decrease) .......................... 281,016 $1,360,508 (1,495,481) $(8,655,219)
Class IB Shares: 255719 –
Shares sold ................................... 1,741,626 $9,776,947 3,509,858 $19,391,537
Shares issued in reinvestment of distributions .......... 459,329 2,448,222 511,630 2,716,756
Shares redeemed ............................... (2,275,540) (12,892,959) (4,202,622) (22,959,447)
Net increase (decrease) .......................... (74,585) $(667,790) (181,134) $(851,154)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.537% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.720% of the first $5 billion,
0.670% of the next $5 billion,
0.620% of the next $10 billion,
0.570% of the next $10 billion,
0.520% of the next $50 billion,
0.500% of the next $50 billion,
0.490% of the next $100 billion and
0.485% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the
Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $4,469,071 $24,341,175 $(26,226,477) $— $— $2,583,769 2,583,769 $80,915
Total Affiliated Securities ... $4,469,071 $24,341,175 $(26,226,477) $— $— $2,583,769 $80,915
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$29,671,198 and $31,642,365, respectively.
7. Credit Risk
At June 30, 2026, the Fund had 87.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 894,816
Long term ................................................................................ 25,713,916
Total capital loss carryforwards ............................................................... $26,608,732
Cost of investments .......................................................................... $129,611,564
Unrealized appreciation ........................................................................ $3,942,548
Unrealized depreciation ........................................................................ (1,334,042)
Net unrealized appreciation (depreciation) .......................................................... $2,608,506

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
At June 30, 2026, unfunded commitments were as follows:
9. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end contract value of forward exchange contracts was $4,133,921.
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Borrower Unfunded Commitment
Putnam VT High Yield Fund
CoreWeave, Inc. $ 6,695
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT High Yield Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 32,833 Unrealized depreciation on OTC
forward exchange contracts
$ 5,423
Total .................... $32,833 $5,423
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT High Yield Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $79,748 Forward exchange contracts $33,605
Total ....................... $79,748 $33,605
8. Unfunded Loan Commitments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam VT High Yield Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 452,698 $ — $ — $ 452,698
Convertible Preferred Stocks ................ 1,708,979 — — 1,708,979
Convertible Bonds ....................... — 2,758,928 — 2,758,928
Corporate Bonds ........................ — 119,528,337 — 119,528,337
Senior Floating Rate Interests ............... — 5,159,949 — 5,159,949
Short Term Investments ................... 2,583,769 — — 2,583,769
Total Investments in Securities ........... $4,745,446 $127,447,214 $— $132,192,660
Other Financial Instruments:
Forward Exchange Contracts ............... $— $32,833 $— $32,833
Unfunded Loan Commitments .............. — 210 — 210
Total Other Financial Instruments ......... $— $33,043 $— $33,043
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 5,423 $ — $ 5,423
Total Other Financial Instruments ......... $— $5,423 $— $5,423
a
For detailed categories, see the accompanying Schedule of Investments.
10. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
CITI
Citibank NA
HSBK
HSBC Bank plc
MSCO
Morgan Stanley
Cu r rency
EUR
Euro
GBP
British Pound
Selected Portfolio
CME
Chicago Mercantile Exchange
EURIBOR
Euro Inter-Bank Offer Rate
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
12. Operating Segments
(continued)

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Variable Trust

franklintempleton.com
Semiannual Report
entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in
Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable

Putnam Variable Trust

franklintempleton.com
Semiannual Report
agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

Putnam Variable Trust

franklintempleton.com
Semiannual Report
basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2025, there were 92, 92 and 90 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
1st 1st 2nd

38920-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026